Accounts Receivable, Net	6 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of
	September 30, 2025	March 31, 2025
Accounts receivable, gross	$214,410	$1,288,000
Less: allowance for expected credit loss	(88,969)	(100,535)
Total	$125,441	$1,187,465

The aging analysis of accounts receivable, gross based on the due date is as follow:

	As of
	September 30, 2025	March 31, 2025
Not yet past due	$—	$6,410
Within 30 days past due	—	1,028,984
Over 90 days	214,410	252,606
Total	$214,410	$1,288,000

The movement of allowances for expected credit loss is as follow:

	As of
	September 30, 2025	March 31, 2025
Balance at beginning of the period/year	$(100,535)	$(4,306)
Reversal (Provision)	11,566	(96,229)
Ending balance	$(88,969)	$(100,535)